Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue	$ 3,184	$ 2,388
Contract with customer, liability, revenue recognized	$ 100	$ 500